Stockholders' Equity - Summary of Common Stock Issuances (Details)						1 Months Ended
	Jun. 11, 2015 shares	Jun. 04, 2015 shares	Jun. 02, 2015 MWh shares	Mar. 26, 2015 shares	Mar. 02, 2015 shares	Mar. 31, 2015 shares
RE Capital Pte Ltd
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues			2,849,741
Power generating capacity (in megawatt-hours) | MWh			30
Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues		338,679
Solar Juice Pty Ltd.
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues	14,073,354
Brand Ambassador | Huang Zheng
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues		338,679
Brand name sponsorship period		3 years
Restricted Stock Units (RSUs)
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock issued during period, shares, new issues				500,000	18,700,000
Restricted Stock Units (RSUs) | Management
Schedule Of Stockholders Equity Details Summary Of Common Stock Issuances [Line Items]
Stock exercised during period, shares						19,200,000